Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-42815
Entity Registrant Name	Curanex Pharmaceuticals Inc
Entity Central Index Key	0002025942
Entity Tax Identification Number	83-0741390
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 Jericho Plaza
Entity Address, Address Line Two	Suite 101B
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	(718)
Local Phone Number	673-6078
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CURX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false